Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) € in Thousands, $ in Thousands		Jun. 30, 2023 EUR (€)		Jun. 30, 2023 USD ($) [2]	Dec. 31, 2022 EUR (€)
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Marketable securities		€ 0	[1]	$ 0	€ 2,836	[1]
Short-term restricted cash		810		880	900
Short-term deposits		1,007		$ 1,094	0
Restricted cash and bank deposits, long-term	[3]	€ 19,018			€ 20,192

[1]	During 2022, the Company invested in a traded Corporate Bond with a coupon rate of 3.255% that were sold at the beginning of 2023.
[2]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)
[3]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.